Receivables - Reconciliation of Allowance for Doubtful Accounts (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning of period	$ 9,228	$ 8,958	$ 5,383
Provision for credit losses	723	1,717	1,425
Write-off of uncollectible amounts, net of recoveries	(248)	(1,447)	(259)
Purchase accounting (Note 7)			2,409
End of period	$ 8,257	$ 9,228	$ 8,958